Bank Borrowings - Schedule of Bank Borrowings (Details)		12 Months Ended
		Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 USD ($)
Schedule of Bank Borrowings [Line Items]
Bank borrowings, Total		$ 27,105,722	$ 30,753,400	$ 3,489,543
Less: current maturities		(27,105,722)	(30,753,400)	(3,489,543)
Non-current maturities
DBS Bank (Hong Kong) Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[1]	Trading finance
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]		6.46%
Bank borrowings, Total	[1]		$ 5,884,863
The Hongkong and Shanghai Banking Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[1]	Trading finance
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]	6.05%	7.14%
Bank borrowings, Total	[1]	$ 8,579,162	$ 21,568,885	1,104,466
OCBC [Member]
Schedule of Bank Borrowings [Line Items]
Type	[1]	Trading finance
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]	7.40%
Bank borrowings, Total	[1]	$ 2,400,446		309,029
China Construction Asia Bank [Member]
Schedule of Bank Borrowings [Line Items]
Type	[1]	Trading finance
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]	6.29%
Bank borrowings, Total	[1]	$ 10,645,199		1,370,444
Citibank, N.A., Hong Kong Branch [Member]
Schedule of Bank Borrowings [Line Items]
Type	[2]	Trading finance
Maturity date	[2]	Within 1 year
Currency	[2]	HKD
Interest rate	[2]	7.44%	7.40%
Bank borrowings, Total	[2]	$ 5,480,915	$ 3,299,652	$ 705,604

[1]	In connection with our operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows: (a) Unlimited personal guarantee by Ms. Siu; (b) Ms. Siu being a subordinated lender towards all sums of money owed by Neo-Concept HK and NCH; (c) Legal charge over certain properties and car parking spaces owned by Ms. Siu and an immediate family member of Ms. Siu and also assignment of rental from the properties and the car parking spaces; (d) Legal charge over certain deposits accounts held by NCH at the relevant banks; (e) Legal charge over certain investment funds held by NCH at the relevant banks; (f) Assignment of benefit from life insurances premium assets held by NCH at the relevant banks; (g) Assignment of benefit from life insurances premium assets held by Pure Diamond Limited, a related company in which Ms. Siu has interests, at a relevant bank; (h) Indemnity granted by NCH to relevant banks; (i) Guaranteed by Neo-Concept Fashion (Zhongshan) Co., Ltd, a subsidiary company of NCH, amounting to HKD 131 million; and (j) Cross-corporate guaranteed by Neo-Concept HK and NCH;
[2]	The banking facilities were secured, details of which are set out as follows: (a) Personal guarantee by Ms. Siu and an immediate family member of Ms. Siu; (b) Cross-corporate guaranteed by Neo-Concept HK, Neo-Concept (BVI) Limited, a company controlled by Ms. Siu, and NCH; and (c) Legal charge over certain deposits accounts held by NCH at the relevant banks;